Note 9 - Leases (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Note 9 - Leases (Details) [Line Items]
Deposits Assets, Current		¥ 1,462,223
Operating Leases, Income Statement, Sublease Revenue	¥ 29,521	24,082	¥ 29,160
Proceeds from Sale of Machinery and Equipment	799,232	534,479
Capital Leased Assets, Noncurrent, Fair Value Disclosure	24,271,434	22,868,800
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	16,614,912	14,795,972
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	345,698	268,598
Due February 2019 [Member]
Note 9 - Leases (Details) [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions		585,610
Due March 2020 [Member]
Note 9 - Leases (Details) [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions	819,680
Backbone Line [Member]
Note 9 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	3,743,576	3,763,803	3,535,213
Local Access Lines [Member]
Note 9 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	21,967,587	22,602,364	22,464,593
Other Lease and Rental [Member]
Note 9 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	¥ 6,988,368	¥ 6,513,184	¥ 5,978,985